UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mariner Investment Group, LLC
Address: 500 Mamaroneck Avenue
         4th Floor
         Harrison, New York  10528

13F File Number:  28-11231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Russell A. Thompson
Title:     Deputy General Counsel & Chief Compliance Officer
Phone:     914-670-4335

Signature, Place, and Date of Signing:

     /s/ Russell A. Thompson     Harrison, New York     August 13, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-11307                      Dolphin Financial Partners, LLC
       28-10727                      Havens Advisors LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $20,445 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1010    16800 SH       DEFINED 0               16800        0        0
ABBOTT LABS                    COM              002824100      221     4700 SH       DEFINED 0                4700        0        0
ADVANCED MICRO DEVICES INC     COM              007903107      188    48500 SH       DEFINED 0               48500        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101      325    16000 SH       DEFINED 0               16000        0        0
AIR PRODS & CHEMS INC          COM              009158106      685    10600 SH       DEFINED 0               10600        0        0
AMBASSADORS INTL INC           COM              023178106       88   293759 SH       DEFINED 0              293759        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103       78    22800 SH       DEFINED 0               22800        0        0
BANK OF AMERICA CORPORATION    COM              060505104      286    21700 SH       DEFINED 0               21700        0        0
BARD C R INC                   COM              067383109       15    10900 SH  CALL DEFINED 0               10900        0        0
BAXTER INTL INC                COM              071813109      911    17200 SH       DEFINED 0               17200        0        0
BLACKROCK BROAD INVT GRD 200   COM              09247Q106      316    27420 SH       DEFINED 0               27420        0        0
BOSTON SCIENTIFIC CORP         COM              101137107      115    11300 SH       DEFINED 0               11300        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109      185    14900 SH       DEFINED 0               14900        0        0
CISCO SYS INC                  COM              17275R102      651    34900 SH       DEFINED 0               34900        0        0
CITIZENS BKG CORP MICH         COM              174420109       10    14724 SH       DEFINED 0               14724        0        0
COOPER TIRE & RUBR CO          COM              216831107      156    15700 SH       DEFINED 0               15700        0        0
CORNING INC                    COM              219350105      321    20000 SH       DEFINED 0               20000        0        0
CROWN HOLDINGS INC             COM              228368106      806    33400 SH       DEFINED 0               33400        0        0
CSX CORP                       COM              126408103      388    11200 SH       DEFINED 0               11200        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109      112    12200 SH       DEFINED 0               12200        0        0
DEVON ENERGY CORP NEW          COM              25179M103      431     7900 SH       DEFINED 0                7900        0        0
E M C CORP MASS                COM              268648102        9    18700 SH  CALL DEFINED 0               18700        0        0
FAIRCHILD SEMICONDUCTOR INTL   COM              303726103       98    14000 SH       DEFINED 0               14000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      133    21900 SH       DEFINED 0               21900        0        0
FURNITURE BRANDS INTL INC      COM              360921100      136    44800 SH       DEFINED 0               44800        0        0
GENTEX CORP                    COM              371901109      144    12400 SH       DEFINED 0               12400        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101      197    17500 SH       DEFINED 0               17500        0        0
HOME DEPOT INC                 COM              437076102      267    11300 SH       DEFINED 0               11300        0        0
HYTHIAM INC                    COM              44919F104      287  1004343 SH       DEFINED 0             1004343        0        0
ILLINOIS TOOL WKS INC          COM              452308109      224     6000 SH       DEFINED 0                6000        0        0
ISTAR FINL INC                 COM              45031U101      202    71000 SH       DEFINED 0               71000        0        0
J P MORGAN CHASE & CO          COM              46625H100      652    19100 SH       DEFINED 0               19100        0        0
JOHNSON & JOHNSON              COM              478160104     1062    18700 SH       DEFINED 0               18700        0        0
JOHNSON CTLS INC               COM              478366107      745    34300 SH       DEFINED 0               34300        0        0
LENNOX INTL INC                COM              526107107      543    16900 SH       DEFINED 0               16900        0        0
LUBRIZOL CORP                  COM              549271104      572    12100 SH       DEFINED 0               12100        0        0
MCKESSON CORP                  COM              58155Q103       11    16300 SH  CALL DEFINED 0               16300        0        0
MICROSOFT CORP                 COM              594918104     1229    51700 SH       DEFINED 0               51700        0        0
MINEFINDERS LTD                COM              602900102      896   129200 SH       DEFINED 0              129200        0        0
MORGAN STANLEY                 COM NEW          617446448      257     9000 SH       DEFINED 0                9000        0        0
NEWTEK BUSINESS SVCS INC       COM              652526104      186   387090 SH       DEFINED 0              387090        0        0
ON SEMICONDUCTOR CORP          COM              682189105      252    36800 SH       DEFINED 0               36800        0        0
PAN AMERICAN SILVER CORP       COM              697900108      574    30940 SH       DEFINED 0               30940        0        0
PMI GROUP INC                  COM              69344M101       43    21675 SH       DEFINED 0               21675        0        0
QUALCOMM INC                   COM              747525103      493    10900 SH       DEFINED 0               10900        0        0
RADIAN GROUP INC               COM              750236101       61    22284 SH       DEFINED 0               22284        0        0
RF MICRODEVICES INC            COM              749941100      713   189700 SH       DEFINED 0              189700        0        0
RURAL / METRO CORP             COM              781748108       27    10746 SH       DEFINED 0               10746        0        0
SCOTTS CO                      CL A             810186106      782    22300 SH       DEFINED 0               22300        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104      212    20300 SH       DEFINED 0               20300        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       25  2500000 SH  CALL DEFINED 0             2500000        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203        3    13300 SH  PUT  DEFINED 0               13300        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      410     8300 SH       DEFINED 0                8300        0        0
UNION PAC CORP                 COM              907818108      328     6300 SH       DEFINED 0                6300        0        0
UNITED STATES STL CORP NEW     COM              912909108      264     7400 SH       DEFINED 0                7400        0        0
VALSPAR CORP                   COM              920355104      728    32300 SH       DEFINED 0               32300        0        0
WATSCO INC                     COM              942622200      382     7800 SH       DEFINED 0                7800        0        0